Summary of Significant Accounting Policies - Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 29, 2012
Minimum [Member] | Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Minimum [Member] | Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Minimum [Member] | Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Minimum [Member] | Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Maximum [Member] | Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	12 years
Maximum [Member] | Capitalized software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Maximum [Member] | Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Maximum [Member] | Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years